FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - Effect on income and equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Financial Assets and Public Concessions
Impacts	R$ (1,046,441)
NTN-B
Financial Assets and Public Concessions
Results	5,487,194
Asset Value	35,334,512
WACC
Financial Assets and Public Concessions
Results	4,440,753
Asset Value	34,288,071
RBSE component | IFRS 9
Financial Assets and Public Concessions
Asset Value		R$ 191,227	R$ 716,218	R$ 1,101,175	R$ 1,143,358	R$ 699,405	R$ 2,897,829	R$ 1,532,663
FURNAS
Financial Assets and Public Concessions
Impacts	(426,841)
FURNAS | NTN-B
Financial Assets and Public Concessions
Results	2,891,211
Asset Value	17,936,143
FURNAS | WACC
Financial Assets and Public Concessions
Results	2,464,370
Asset Value	17,509,302
CHESF
Financial Assets and Public Concessions
Impacts	(164,072)
CHESF | NTN-B
Financial Assets and Public Concessions
Results	1,440,382
Asset Value	9,899,842
CHESF | WACC
Financial Assets and Public Concessions
Results	1,276,310
Asset Value	9,735,770
Eletronorte
Financial Assets and Public Concessions
Impacts	(292,704)
Eletronorte | NTN-B
Financial Assets and Public Concessions
Results	783,795
Asset Value	5,455,307
Eletronorte | WACC
Financial Assets and Public Concessions
Results	491,091
Asset Value	5,162,603
ELETROSUL
Financial Assets and Public Concessions
Impacts	(162,824)
ELETROSUL | NTN-B
Financial Assets and Public Concessions
Results	371,806
Asset Value	2,043,220
ELETROSUL | WACC
Financial Assets and Public Concessions
Results	208,982
Asset Value	R$ 1,880,396